SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Feb. 28, 2025	Feb. 29, 2024
Commitments and Contingencies Disclosure [Abstract]
February 28, 2026	$ 225,348
February 28, 2027	223,866
February 29, 2028	207,558
February 28, 2029	207,558
February 28, 2030	207,558
February 28, 2031 and after	242,151
Total lease payments	1,314,039
Less: Interest	(306,177)
Present value of lease liabilities	$ 1,007,862	$ 1,127,013